Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Tax [Line Items]
INCOME TAX

NOTE 10 — INCOME TAX

The Company’s net deferred tax liability are as follows:

	December31, 2020	December31, 2019
Deferred tax liability
Unrealized gain on marketable securities	$(432)	(48)
Total deferred tax liability	(432)	(48)
Valuation Allowance	—	—
Deferred tax liability	$(432)	$(48)

The income tax provision consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$26,728	$26,934
Deferred	384	48

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—
Income tax provision	$27,112	$26,982

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs allocable to warrant liability	0.0%	0.3%
Change in fair value of warrant liability	(22.5)%	(19.3)%
Valuation allowance	(0.0)%	0.00%
Income tax provision	(1.5)%	2.0%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.

Leafly Holdings, Inc.[Member]
Income Tax [Line Items]
INCOME TAX

NOTE 9 — Income Taxes

The Company’s effective tax rate was 0% for both the nine months ended September 30, 2021 and 2020. The effective tax rate was lower than the U.S. federal statutory rate primarily due to the Company’s valuation allowance recorded against its deferred tax assets and permanent differences, primarily related to nondeductible interest expense associated with a beneficial conversion feature of our convertible promissory notes (see Note 10).

NOTE 8 — Income Taxes

The Company was included in the consolidated tax return of Privateer Holdings, Inc. & Subsidiaries until Privateer effected a capital restructuring of the Company on February 14, 2019. We calculate the provision for income taxes by using a “separate return” method. Under this method, we are assumed to file a separate return with the tax authority, thereby reporting our taxable income or loss and paying the applicable tax to or receiving the appropriate refund from Privateer Holdings, Inc. & Subsidiaries. Our provision is the amount of tax payable or refundable on the basis of a hypothetical, current-year separate return. We provide deferred taxes on temporary differences and on any carryforwards that we could claim on our hypothetical return and assess the need for a valuation allowance on the basis of our projected separate return results. The Company has not identified any unrecognized tax benefits or uncertain tax positions. No liability is recorded on the financial statements and no accrual for interest and penalties was required as of December 31, 2020. The Company does not expect any material changes related to uncertain tax positions during the next 12 months.

The Company files income tax returns in the U.S. federal jurisdiction and various U.S. state and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world. All tax years remain open to examination by major taxing jurisdictions to which the Company is subject to.

The components of net loss before income taxes consist of the following:

	2020	2019
United States	$(9,687)	$(30,644)
Foreign	(277)	(1,292)
	$(9,964)	$(31,936)

The provision for income taxes differs from the amount estimated by applying the statutory federal income tax rate to net loss before taxes as follows:

	2020	2019
Federal tax (benefit) at statutory rate	$(2,093)	$(6,837)
State tax at statutory rate, net of federal	(316)	(931)
Permanent differences	197	617
Change in valuation allowance	2,206	19,006
Deferred adjustments	595	(11,761)
Net operating loss carryback – CARES Act	(685)	—
Other	96	(94)
Provision for income taxes	$—	$—

The components of deferred tax assets and liabilities consist of the following:

	2020	2019
Deferred tax assets
Net operating loss carryforwards – domestic	$9,895	$6,944
Net operating loss carryforwards – foreign	1,252	1,171
Intangible assets	13,576	14,420
Accruals	659	468
Other	118	245
Total deferred tax assets	25,500	23,248
Valuation allowance	(25,401)	(23,195)
Total deferred tax assets, net of allowance	$99	$53
Deferred tax liabilities
Other	(99)	(53)
Total deferred tax liabilities	(99)	(53)
Total deferred tax assets, net	$—	$—

The Company has recorded a full valuation allowance against its net deferred tax assets due to the uncertainty as to whether such assets will be realized. The valuation allowance increased primarily due to the generation of current year net operating losses.

As of December 31, 2020, the Company had $42,598 of U.S. federal, $29,729 of state, and $4,422 of foreign net operating losses available to offset future taxable income. The state net operating loss carryforwards will begin to expire in 2039, if not utilized. The federal NOLs can be carried forward indefinitely and will not expire. In addition, the use of net operating loss and tax credit carryforwards may be limited under Section 382 of the Internal Revenue Code in certain situations where changes occur in the stock ownership of a company. In the event that the Company has had a change in ownership, utilization of the carryforwards could be restricted.

The Coronavirus Aid, Relief, and Economic Security (CARES) Act was enacted March 27, 2020. Among the business provisions, the CARES Act provided for various payroll tax incentives, changes to net operating loss carryback and carryforward rules, business interest expense limitation increases, and bonus depreciation on qualified improvement property. Additionally, the Consolidated Appropriations Act of 2021 was signed on December 27, 2020, which provided additional COVID relief provisions for businesses. The Company has evaluated the impact of both Acts and has determined that any impact is not material to its financial statements.

As of December 31, 2020, the Company asserts to indefinitely reinvest undistributed earnings to ensure sufficient working capital and further expansion of existing operations outside the U.S. As of December 31, 2020 and 2019, the Company’s foreign subsidiaries operated at a cumulative deficit for U.S. earnings and profit purposes. In the event the Company is required to repatriate funds from outside of the U.S., such repatriation would be subject to local laws, customs, and tax consequences. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.